Parent company only condensed financial information - Interest in subsidiaries and amount due from subsidiaries (Details) - Parent company - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest in subsidiaries
Equity investment in subsidiaries		¥ 1,764,074	¥ 1,280,946
Interest in subsidiaries	¥ 1,764,074	1,280,946
Amount due from subsidiaries
Loan receivables		¥ 1,641,677	¥ 2,662,705